Segment and Geographic Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment and geographic information

17. Segment and geographic information

The Company's two primary sales platforms are direct sales and a nationwide distribution network. Direct sales platforms include an outbound marketing platform (which until early 2015 included TV direct sales and until late 2019 included call center direct sales) and an Internet sales platform. Nationwide distribution network includes an offline distribution network through late 2019 and on-going e-commerce distribution through major e-commerce platforms in China.

The Company's chief operating decision maker has been identified as the chairman of the Board of Directors. The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision makers for making decisions, allocating resources and assessing performance. Based on this assessment, the Company has determined that it has two operating and reportable segments, which are direct sales and distribution sales.

The Company's chief operating decision maker evaluates segment performance based on revenues, cost of revenues and gross profit. Accordingly, all other expenses are considered corporate level activities and are not allocated to segments. Therefore, it is not practical to show profit or loss by reportable segments. Also, the Company's chief decision maker does not assign assets to these segments.

The Company's revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. Segment and geographic information below has been adjusted to exclude discontinued operations, which is disclosed in Note 20. The revenues by product lines are as follows:

	For the years ended December 31,
Product	2017	2018	2019
Health products	$17,032,191	$24,853,660	$34,688,299
Seafood products	—	432,756	2,970,673
Other products	285,129	166,702	136,956

Total gross revenues	$17,317,320	$25,453,118	$37,795,928
Less: sales taxes	(250,291)	(365,849)	(311,435)

Total revenues, net	$17,067,029	$25,087,269	$37,484,493

The gross profit by segments is as follows:

Year ended December 31, 2017	Direct sales	Distribution sales	Total
Revenue, net	$15,866,782	$1,200,247	$17,067,029
Cost of revenue	(3,963,203)	(596,823)	(4,560,026)
Gross profit	$11,903,579	$603,424	$12,507,003

Year ended December 31, 2018	Direct sales	Distribution sales	Total
Revenue, net	$20,297,424	$4,789,845	$25,087,269
Cost of revenue	(5,080,307)	(1,550,081)	(6,630,388)
Gross profit	$15,217,117	$3,239,764	$18,456,881

Year ended December 31, 2019	Direct sales	Distribution sales	Total
Revenue, net	$31,658,751	$5,825,742	$37,484,493
Cost of revenue	(8,565,312)	(1,910,990)	(10,476,302)
Gross profit	$23,093,439	$3,914,752	$27,008,191

Geographic information

The Company operates in the PRC and all of the Company's long-lived assets are located in the PRC.

In 2017, no customer accounted for 10% or more of the Company's net revenues. In 2018 and 2019, one customer accounted for 14.1% and 13.2% of the Company's net revenues, respectively.